Employee Benefits (Details) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee benefits [Abstract]
Short-term employee benefits accruals		$ 33,935,007	$ 27,356,205
Current net defined benefit liability	[1]	5,965,581	0
Current provisions for employee benefits		39,900,588	27,356,205
Long term employee benefits accruals		0	0
Non-current net defined benefit liability	[1]	35,678,357	33,571,138
Provisions for employee benefits		$ 35,678,357	$ 33,571,138

[1]	The Company has an approved short-term retirement program.